RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS	RIGHT-OF-USE ASSETS
16(a)    Amounts recognized in the consolidated balance sheets

	As of December 31,	As of December 31,
	2025	2024
Right of use assets	US$’000	US$’000
Land and land use right	1,629	1,619
Buildings	1,115	692
Motor vehicles and other assets	88	30
Office equipment	47	79
	2,879	2,420
Our Company leases various assets including land, buildings, business vehicles and multifunction printers. Rental contracts are typically made for periods of 2 to 37 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.
Additions to the right-of-use assets during the 2025 financial year were $1,458 (2024: $831).
The information on assets reclassified as held for sale is provided in Note 20.
16(b)    Amounts recognized in the consolidated income statements

	2025	2024
Depreciation charge of right of use assets	US$’000	US$’000
Land	583	263
Buildings	476	413
Motor vehicles and other assets	44	52
Office equipment	36	37
	1,139	765

Interest expenses (included in finance cost)	138	85
Expenses relating to short-term leases	77	16
Expenses relating to lease of low-value assets that are not short-term leases	1	—
The total cash outflow for lease in 2025 was $1,285 (2024: $837).